RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Compensation paid or payable to key management for employee services
The compensation paid or payable to key management for employee services is shown below:

($000s)	2018	2017	2016
Short-term employee benefits (1)	$4,805	$4,901	$3,933
Share-based compensation (2)	(431)	452	2,509
Total key management compensation	$4,374	$5,353	$6,442
(1) Includes termination benefits for the year ended December 31, 2018 of nil (2017: $1.3 million, 2016: nil).
(2) Share-based compensation includes share options, RAs, PAs, and DSUs.